CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE CALIFORNIA TAX EXEMPT BOND FUND

Servicing Class (CNTIX)

Class N (CCTEX)

Supplement dated August 9, 2018, to the
Prospectus and Statement of Additional Information dated January 31, 2018, as Amended and Restated July 9, 2018 and the Summary Prospectus dated January 31, 2018

Effective immediately Kathleen Meyer is no longer a portfolio manager of the City National Rochdale California Tax Exempt Bond Fund. Accordingly, all references to Ms. Meyer are hereby removed.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.